ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
Up Fintech International Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Hangzhou U-Tiger
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of shares	85.00%
Percentage of voting interest	15.00%